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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03159

                            Active Assets Money Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
   (Address of principal executive offices)                           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

                                                                      ANNUALIZED
PRINCIPAL                                                               YIELD
AMOUNT IN                                                             ON DATE OF         MATURITY
THOUSANDS                         DESCRIPTION                          PURCHASE           DATES                  VALUE
---------   ------------------------------------------------------   -----------   -------------------      --------------
            COMMERCIAL PAPER (58.9%)
            Asset-Backed -  Auto (1.2%)
 $ 23,749   DaimlerChrysler Revolving Auto Conduit LLC Series I          5.32%          05/22/07            $   23,568,903
   78,808   DaimlerChrysler Revolving Auto Conduit LLC Series II     5.31 - 5.32    04/09/07-06/28/07           78,489,564
                                                                                                            --------------
                                                                                                               102,058,467
                                                                                                            --------------
            Asset-Backed - Consumer (11.4%)
   30,000   Barton Capital LLC*                                          5.32           06/13/07                29,677,792
   42,082   Bryant Park Funding LLC*                                     5.31           04/03/07                42,063,554
  160,000   Gemini Securitization Corp., LLC*                         5.30-5.32     04/11/07-06/07/07          159,030,681
   20,000   Kitty Hawk Funding Corp.*                                    5.29           04/20/07                19,941,667
   25,000   Mont Blanc Capital Corp.*                                    5.32           05/15/07                24,835,938
   25,000   Park Avenue Receivables Co., LLC*                            5.31           04/19/07                24,930,333
  265,000   Regency Markets No. 1, LLC*                               5.31-5.34     04/13/07-05/18/07          263,714,606
   50,000   Sheffield Receivables Corp.*                                 5.32           04/26/07                49,810,417
  214,092   Thames Asset Global Securitization (TAGS)*                5.29-5.35     04/20/07-06/26/07          211,948,220
   27,611   Three Rivers Funding Corp.*                                  5.29           04/09/07                27,574,623
   82,161   Thunder Bay Funding LLC*                                  5.29-5.32     04/11/07-05/15/07           81,819,165
                                                                                                            --------------
                                                                                                               935,346,996
                                                                                                            --------------
            Asset-Backed - Corporate (9.1%)
   25,000   Amsterdam Funding Corp.*                                     5.29           04/25/07                24,908,854
  101,748   Atlantis One Funding*                                     5.28-5.31     06/22/07-08/31/07           99,857,135
  415,000   Kaiserplatz Funding (Delaware) LLC*                       5.32-5.34     04/05/07-05/14/07          413,984,469
   57,847   Nieuw Amsterdam Receivables Corp.*                        5.28-5.32     04/10/07-06/25/07           57,576,089
  148,089   Simba Funding Corp.*                                      5.30-5.32     04/16/07-06/26/07          147,018,203
                                                                                                            --------------
                                                                                                               743,344,750
                                                                                                            --------------
            Asset-Backed -  Diversified (0.4%)
   31,000   CRC Funding LLC*                                          5.29-5.32     04/30/07-05/04/07           30,849,083
                                                                                                            --------------
            Asset-Backed -  Mortgages (2.5%)
  206,987   Sydney Capital Corp.*                                     5.29-5.35     04/03/07-06/15/07          205,695,690
                                                                                                            --------------
            Asset-Backed -  Securities (7.4%)
  139,286   Amstel Funding Corp.*                                     5.31-5.33     04/18/07-06/20/07          138,495,415

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
  184,950   Curzon Funding LLC*                                          5.31       04/20/07-06/22/07          182,967,109
  175,000   Grampian Funding LLC*                                     5.29-5.32     06/11/07-08/28/07          171,729,715
   16,162   Scaldis Capital LLC*                                         5.29           09/21/07                15,759,310
   97,500   Solitaire Funding LLC*                                    5.30-5.35     04/04/07-07/24/07           96,619,564
                                                                                                            --------------
                                                                                                               605,571,113
                                                                                                            --------------
            Asset-Backed - Structured Investment Vehicles (0.8%)
   16,545   Beta Finance*                                                5.30           06/08/07                16,378,833
   40,000   Cullinan Finance Corp.*                                   5.31-5.45     05/21/07-02/01/08           39,814,240
   12,000   Dorada Finance Inc.*                                         5.33           04/10/07                11,982,467
                                                                                                            --------------
                                                                                                                68,175,540
                                                                                                            --------------
            Banking (6.3%)
  205,000   Bank of America Corp.                                    5.31 - 5.32    04/16/07-06/11/07          203,582,553
  315,000   Citigroup Funding Inc.                                    5.32-5.34     04/12/07-06/22/07          312,297,271
                                                                                                            --------------
                                                                                                               515,879,824
                                                                                                            --------------
            Insurance (2.2%)
  182,000   Irish Life & Permanent plc*                               5.29-5.35     04/05/07-08/03/07          180,906,158
                                                                                                            --------------
            International Banks (17.1%)
   40,000   BNP Paribas Finance, Inc.                                    5.30           04/02/07                39,988,433
   12,000   Bank of Ireland*                                             5.29           04/30/07                11,947,550
   30,000   Barclays U.S. Funding Corp.                                  5.32           04/09/07                29,960,625
   70,000   Calyon North America, Inc.                                5.31-5.34     04/04/07-07/11/07           69,250,339
  175,000   DEPFA Bank plc*                                           5.28-5.32     05/11/07-08/06/07          172,437,097
    9,048   ING (U.S.) Funding LLC                                       5.33           08/21/07                 8,861,468
  210,000   IXIS Commercial Paper Corp.*                              5.30-5.32     04/04/07-06/13/07          208,562,039
   80,000   Natexis Banques Populaires U.S. Finance Co. LLC           5.31-5.34     08/01/07-11/23/07           77,784,958
  137,288   Rabobank Nederland - Australia Branch*                       5.31       05/02/07-05/15/07          136,562,291
   30,500   Santander Central Hispano Finance (Delaware) Inc.            5.31           05/14/07                30,304,664
  251,081   Societe Generale N.A., Inc.                              5.28 - 5.32   04/02/07 - 06/11/07         249,703,639
   56,800   Swedbank                                                 5.30 - 5.31   04/12/07 - 05/08/07          56,561,522
   50,000   Swedbank Mortgage AB                                         5.30           09/24/07                48,731,500
  249,900   UBS Finance (Delaware) LLC                               5.27 - 5.31   04/05/07 - 08/27/07         247,932,427
   20,000   Westpac Banking Corp.*                                       5.33           08/16/07                19,601,717
                                                                                                            --------------
                                                                                                             1,408,190,269
                                                                                                            --------------
            Investment Banks/Brokers (0.5%)
   40,000   Bear Stearns Companies Inc., (The)                        5.31-5.33     04/27/07-06/27/07           39,755,889
                                                                                                            --------------
            TOTAL COMMERCIAL PAPER (Cost $4,835,773,779)                                                     4,835,773,779
                                                                                                            --------------

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
            FLOATING RATE NOTES  (29.1%)
            Asset-Backed-Structured Investment Vehicles (9.5%)
   50,000   Beta Finance*                                               5.35+           04/11/07       ++       50,009,723
  340,000   Cullinan Finance Corp.*                                     5.32+           04/02/07       ++      339,972,543
  390,000   Links Finance LLC *                                         5.32+       04/16/07-05/14/07  ++      389,967,923
                                                                                                            --------------
                                                                                                               779,950,189
                                                                                                            --------------
            Banking (3.1%)
   22,615   Citigroup Inc.                                              5.42+           05/01/07       ++       22,628,530
   42,425   JP Morgan Chase & Co.                                       5.43+           04/25/07       ++       42,460,832
  142,000   Wachovia Corp.                                              5.43+           05/08/07       ++      142,094,531
   50,000   Wells Fargo & Co.                                           5.41+           06/28/07       ++       50,024,887
                                                                                                            --------------
                                                                                                               257,208,780
                                                                                                            --------------
            Domestic Banks (3.0%)
  110,000   American Express Centurion Bank                             5.32+           04/18/07       ++      110,013,789
   40,000   SunTrust Bank, N.A.                                         5.29+           04/19/07       ++       39,997,442
  100,000   U.S. Bank, N.A., Cincinnati                                 5.33+           04/03/07       ++      100,011,150
                                                                                                            --------------
                                                                                                               250,022,381
                                                                                                            --------------
            Finance - Consumer (0.2%)
   18,500   HSBC Finance Corp.                                          5.40+           06/01/07       ++       18,502,711
                                                                                                            --------------
            Finance - Corporate (0.5%)
   40,325   CIT Group Inc.                                              5.58+           05/18/07       ++       40,338,415
                                                                                                            --------------
            International Banks (4.3%)
   18,500   Calyon                                                      5.33+           05/10/07       ++       18,500,359
   30,000   BNP Paribas                                                 5.29+           06/20/07       ++       29,998,263
  131,000   Credit Suisse - NY                                        5.32-5.33+    05/29/07-06/12/07  ++      131,001,903
   50,000   NATEXIS                                                     5.29+           06/29/07       ++       49,982,973
   37,200   UniCredito Italiano SpA                                     5.35+           06/04/07       ++       37,205,345
   83,300   Westpac Banking Corp.*                                    5.32-5.42+    04/30/07-05/25/07  ++       83,304,726
                                                                                                            --------------
                                                                                                               349,993,569
                                                                                                            --------------
            Investment Banks/Brokers (8.5%)
  374,300   Bear Stearns Companies Inc., (The)                        5.51-5.95+    04/02/07-06/27/07  ++      374,374,292
   14,790   Goldman Sachs Group, Inc. (The)                             5.49+           04/05/07       ++       14,802,216
  306,702   Merrill Lynch & Co. Inc.                                  5.30-5.49+    04/18/07-06/15/07  ++      306,776,344
                                                                                                            --------------
                                                                                                               695,952,852
                                                                                                            --------------
            TOTAL FLOATING RATE NOTES (Cost $2,391,968,897)                                                  2,391,968,897
                                                                                                            --------------

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
            CERTIFICATES OF DEPOSIT (10.9%)
            Domestic Banks (1.1%)
   50,000   Citizens Bank of PA                                          5.33           04/09/07                50,000,000
   40,000   Union Bank of California, NA                                 5.33           08/03/07                40,000,000
                                                                                                            --------------
                                                                                                                90,000,000
                                                                                                            --------------
            International Banks (9.8%)
  100,000   BNP Paribas Finance                                          5.34           07/23/07               100,000,000
   50,000   Barclays Bank plc                                            5.35           04/14/08                50,000,000
   40,000   Calyon                                                       5.30           09/13/07                40,000,000
   45,000   Credit Suisse - NY                                           5.29           05/07/07                45,000,000
   60,000   DEPFA Bank plc                                            5.32-5.35     05/31/07-08/16/07           60,000,000
   40,000   Deutsche Bank AG                                             5.35           08/06/07                40,000,000
   60,000   HBOS Treasury Services plc - NY                              5.33           11/21/07                60,000,000
  410,000   Norinchukin Bank                                          5.27-5.36     04/09/07-07/12/07          410,000,000
                                                                                                            --------------
                                                                                                               805,000,000
                                                                                                            --------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $895,000,000)                                                  895,000,000
                                                                                                            --------------
            REPURCHASE AGREEMENT (0.6%)
   49,905   Barclays Capital Inc.
               (dated 03/30/07; proceeds $49,927,374)
               (Cost $49,905,000) (a)                                    5.38           04/02/07                49,905,000
                                                                                                            --------------
            TOTAL INVESTMENTS (Cost $8,172,647,676) (b)                                   99.5%              8,172,647,676
            OTHER ASSETS IN EXCESS OF LIABILITIES                                          0.5                  40,922,449
                                                                                         -----              --------------
            NET ASSETS                                                                   100.0%             $8,213,570,125
                                                                                         =====              ==============

----------
*    Resale is restricted to qualified institutional investors.

+    Rate shown is the rate in effect at March 31, 2007.

++   Date of next interest rate reset.

(a) Collateralized by Federal National Mortgage Assoc. 5.50% due 03/01/37 valued at $46,065,217 and Government National Mortgage Assoc. 6.00% due 03/15/37 valued at $4,837,884.

(b)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's/Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


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